Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Warrants Details
Warrant remaining to purchase a total shares of common stock	21,875	25,000
Warrant remaining to purchase a total shares of common stock at an exercise price per share	$ 8	$ 8
Warrant to purchase shares of common stock		21,875
Warrant to purchase shares will expire on June 4, 2016		3,125
Warrant to purchase shares of common stock	3,125	20,370
Warrant to purchase shares of common stock at an exercise price per share	$ 8	$ 15
Warrant to purchase shares of common stock		142,593
Warrant to purchase shares of common stock at an exercise price per share		$ 15